STOCK WARRANTS STOCK OPTIONS AND RESTRICTED STOCK UNITS (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Nov. 04, 2022	Aug. 17, 2021	Dec. 31, 2022	Dec. 31, 2021	Oct. 12, 2022	Sep. 28, 2022	Aug. 03, 2022	Jan. 01, 2022	Oct. 18, 2021	Sep. 28, 2021	May 31, 2021	Oct. 24, 2019
Exercise prices			$ 1.35		$ 2.56		$ 4.25
Warrant issued			4,054,055		60,000		10,000
Warrant issued value			$ 9,300,000		$ 39,453		$ 6,000
General and administrative expense			7,606,218	$ 3,882,706
Stock based compensation expense			$ 1,426,178	$ 473,748
Prefunded Warrants [Member]
Exercise prices			$ 0.001
Warrant issued			2,128,378
Warrant issued value			$ 3,150,000
Private investment in public equity [Member]
Exercise prices						$ 1.35
Warrant issued						1,750,225
New Warrants			2,258,355			350,045
Original Warrant						1,400,180
Original Warrant value						$ 3,495,000
New Warrants value						$ 3,495,000
Stock Warrant [Member]
Exercise prices			$ 4.25			$ 1.35				$ 6
Number of warrants outstanding			10,387,877	836,464
Public offering			4,705,884
Warrants to purchase			141,177
Underwriter exercise prices			$ 4.25
Warrants to purchase exercise prices			$ 5.3125
Representative Warrants			5,700,000
Common stock purchase			101,626							406,504	334,167
Common stock purchase per share										$ 6	$ 9
Non-employee detached free-standing stock warrants granted			13,375,461	740,671
Fair value of non-employee stock warrants granted			$ 27,540,584	$ 1,939,756
Number of authorized shares												1,733,333
Authorization of shares of common stock												1,282,823
Stock Options [Member]
Stock options to acquire shares of common stock			1,086,813	1,036,588
Stock options shares	305,000
Description of exercise prices	exercise prices ranging from $8.25 - $10.56 to be repriced at 110% ($2.39) and 100% ($2.17) of the current price
Vested shares	29,900		930,573	618,841
Fair value of the options increased	$ 55,859
Non-vested shares	25,959		173,009	417,747
General and administrative expense			$ 1,582,217	$ 723,261
Unrecognized compensation expense			$ 1,075,631
Pipe Offering [Member] | Stock Warrant [Member]
Number of warrants outstanding			3,482,436
Warrants to purchase exercise prices						$ 2.125
Representative Warrants			2,670,456
Restricted Stock Units [Member]
Common stock issued for RSUs vested			281,667	61,918
Common stock issued for RSUs vested to legal counsel				16,667
Outstanding executive stock options			823,482
Stock based compensation expense			$ 1,426,178	$ 364,057
Fair value of RSUs granted			1,112,725	$ 669,750
Total stock based compensation cost			$ 615,970
Remaining weighted average vesting period			5 years
Weighted average remaining contractual life			5 years
Unvested RSUs granted to executive officers			537,371
Options acquire shares of common stock exercise price description			executive officers stock options exercisable at $0.7902 to $2.387 per share
Restricted Stock Units [Member] | Executive Vice Presidentof Salesand Marketingand Revenue Officer [Member]
Remaining weighted average vesting period			5 years	1 year
Stock options vested			200,000	61,919
Options to acquire shares of common stock			140,000
Restricted Stock Units [Member] | Employment Agreement with Scott Bennett [Member]
Exercise price	$ 2.387	$ 9.21
Stock options to acquire shares of common stock		33,334
Common stock issued for RSUs vested	16,667
Weighted average fair value of RSU per share		$ 8.40
Description of plan stock option		May 2021 under the Plan stock options to acquire 33,333 shares of our common stock at an exercise price of $10.14 per share, repriced effective November 4, 2022 to an exercise price of $2.387 per share, and 3,333 RSUs. The stock options vest in equal monthly installments over a three-year period. The RSUs per share weighted average fair value at grant date was $9.21
Restricted Stock Units [Member] | Employment Agreement with Scott Bennett [Member] | November 4, 2022 [Member]
Vested shares			39,351
Common stock issued for RSUs vested	50,000		20,000
Weighted average fair value of RSU per share	$ 2.17
Restricted Stock Units [Member] | Employment Agreement with Michael Watson [Member]
Exercise price	$ 2.387								$ 9.21
Stock options to acquire shares of common stock									83,333
Vested shares			52,083
Common stock issued for RSUs vested	75,000
Weighted average fair value of RSU per share	$ 2.17
Restricted Stock Units [Member] | Employment Agreement with Jerry Wenzel [Member]
Exercise price	$ 2.387							$ 8.25
Stock options to acquire shares of common stock								66,667
Vested shares			33,334
Common stock issued for RSUs vested	75,000							16,667
Weighted average fair value of RSU per share	$ 2.17
Restricted Stock Units [Member] | Minimum [Member]
Exercise price			$ 0.7902
Restricted Stock Units [Member] | Maximum [Member]
Exercise price			$ 10.131